Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment
Property and Equipment

Note 4 – Property and Equipment

Property and equipment at September 30, 2021, and December 31, 2020, are summarized as follows:

	September 30,
	2021	December 31, 2020
Laboratory equipment	$7,914	$7,504
Leasehold improvements	4,674	4,662
Computer equipment	282	181
Furniture and fixtures	211	168
Construction in progress	6,138	111
Total cost	19,219	12,626
Accumulated depreciation	(5,814)	(4,145)
Net property and equipment	$13,405	$8,481

Depreciation expense related to property and equipment was $569 and $509 for the three months ended September 30, 2021 and 2020, respectively, and $1,666 and $1,465 for the nine months ended September 30, 2021 and 2020, respectively. Depreciation expenses for dedicated laboratory equipment are charged to research and development; other depreciation and amortization expenses are included in the Company’s overhead and are allocated across Operating Expenses on the accompanying Condensed Statements of Operations based on Company-personnel costs incurred.

During 2018, the Company undertook efforts to expand its current production facilities. The continuing projects are expected to be completed in 2022. Construction in progress related to these efforts was $3,247 and $111 as of September 30, 2021 and December 31, 2020, respectively. As of September 30, 2021, Construction in progress also contains $2,891 related to progress payments made to vendors for customized equipment that will be recorded as Property and Equipment upon receipt.

Note 4 – Property and Equipment

Property and equipment are summarized as follows:

	2020	2019
Laboratory equipment	$7,503,736	$5,495,603
Leasehold improvements	4,661,643	4,503,133
Computer equipment	180,736	159,106
Furniture and fixtures	167,770	147,196
Construction in progress	111,341	1,235,854
Total cost	12,625,226	11,540,892
Accumulated depreciation	4,144,569	2,078,823
Net property and equipment	$8,480,657	$9,462,069

Depreciation and amortization expense related to property and equipment for 2020 and 2019 was $2,065,746 and $1,431,873, respectively. Depreciation expenses for dedicated laboratory equipment are charged to research and development; other depreciation and amortization expenses are included in Company overhead and are allocated across operating expenses on the accompanying Condensed Statements of Operations based on Company personnel costs incurred.

During 2018, the Company began a project to expand its current production facilities. The project is expected to be completed in 2021. Construction in progress related to this project was $111,341 and $1,235,854 as of December 31, 2020 and 2019, respectively. There are no material purchase commitments as of December 31, 2020 and 2019.